Intangible assets	12 Months Ended
Nov. 30, 2019
Text block [abstract]
Intangible assets
12.	Intangible assets

	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Commercialization rights – EGRIFTA ®	Oncology Platform	Total

Cost
Balance as at December 1, 2017 and November 30, 2018	$5,207	$3,055	$14,041	$-	22,303
Additions	6,765	4,557	-	3,449	14,771

Balance as at November 30, 2019	$11,972	$7,612	$14,041	$3,449	37,074

Accumulated amortization
Balance as at December 1, 2017	$-	$-	$5,415	$-	5,415
Amortization	257	-	1,510	-	1,767

Balance as at November 30, 2018	$257	$-	$6,925	$-	7,182
Amortization	901	-	1,511	-	2,412

Balance as at November 30, 2019	$1,158	$-	$8,436	$-	9,594

Net carrying amounts
November 30, 2019	$10,814	$7,612	$5,605	$3,449	27,480

November 30, 2018	$4,950	$3,055	$7,116	$-	15,121

December 1, 2017	$5,207	$3,055	$8,626	$-	16,888

The amortization expense of $2,412 (2018 – $1,767) is included in selling expenses.

Commercialization rights – Trogarzo
®
On March 18, 2016, the Company entered into a distribution and marketing agreement with TaiMed Biologics, Inc. (“TaiMed”). On March 6, 2017, the Company entered into an amended and restated distribution and marketing agreement with TaiMed (“TaiMed Agreement”) granting the Company the exclusive right to market and distribute Trogarzo
®
in Canada and in the United States (collectively, the “North American Territory”) as well as in European Union countries and other countries such as Israel, Norway, Russia and Switzerland (collectively, the “European Territory”). The TaiMed Agreement has a
12
-year
term that will expire on a
country-by-country
basis calculated from the date of approval of Trogarzo
®
in each of the countries covered under the TaiMed Agreement. TaiMed is responsible for the
manufacture and supply
 of
Trogarzo
®
under the TaiMed Agreement.
Commercialization rights – Trogarzo
®
in the North American Territory
Under the terms of the TaiMed Agreement, TaiMed is responsible for developing Trogarzo
®
and to seek its approval from the US Food and Drug Administration (“FDA”), whereas the Company is responsible, but has no obligation, for seeking the approval of Trogarzo
®
from Health Canada. The purchase price of Trogarzo
®
payable to TaiMed has been determined
 at 52%
of its net selling price with an additional amount equal to
10%
of its net selling price until such additional amount aggregates
$5,500
, which was reached in November 2019.
Initial payments
Under the TaiMed Agreement, the Company agreed to make an initial payment of US$5,000 and will make se
veral
further milestone payments in exchange for the right to commercialize Trogarzo
®
and the right to use TaiMed’s trademark in the North American Territory.
The initial payment of $5,000 was made in accordance with the following:

(i)	$1,000 was paid in cash at the signature of the TaiMed Agreement entered into in March 2016;

(ii)
$4,000 through the issuance of the Company’s common shares, payable after the first commercial sale of Trogarzo
®
in the United States. The $4,000 payment was made on May 15, 2018 and resulted in the issuance of 1,463,505 common shares to TaiMed.

The Company recorded as additions to intangible assets during 2016 related to the TaiMed Agreement an amount of $5,207, which comprises
the cash payment of $1,000 at the signature of the agreement, the share-based payment of $4,000 and $207 of acquisition costs.

Commercial milestone payments
As further consideration under the TaiMed Agreement, the Company shall make the following one-time
payment
s
upon the first occurrence of the following commercial events:

Commercial milestone	Commercial milestone payment

(i) Achieving aggregate net sales of $20,000 over four consecutive quarters of the Company’s financial year	$7,000 payable in two equal annual installments of $3,500
(ii) Upon first achieving annual net sales of $200,000	$10,000
(iii) Upon first achieving annual net sales of $500,000	$40,000
(iv) Upon first achieving annual net sales of $1,000,000	$100,000
In 2019, the Company accrued and recorded the first commercial milestone payment under the
TaiMed Agreement at a discounted value of $6,765 (Note 16) as the Company determined that it was probable that the milestone would be paid.

The Company will also pay TaiMed development milestones for Trogarzo
®
. A $3,000 milestone (payable in two equal annual installments of $1,500) is due upon the date of the first commercial sale of a once every two weeks intramuscular, subcutaneous or intravenous-push (either fast or slow) injection formulation. TaiMed is also planning a larger Phase III trial using Trogarzo
®
with a once every four weeks intramuscular, subcutaneous or intravenous-push (either fast or slow) injection formulation to address a much broader patient population. This development milestone will consist of an upfront milestone payment of up to $50,000 depending on the size of the newly targeted population, which will be paid quarterly, based on a percentage of net sales generated by Trogarzo
®
.
Commercialization rights – Trogarzo
®
in the European Territor
y
On September 26, 2019, Trogarzo
®
was approved for sale in Europe by the European Medicine
s
Agency (the “EMA”).

The purchase price of Trogarzo® for sales occurring in a country forming part of the European Territory is set at (i) 52% of the net selling price of Trogarzo® in such country on annual net sales in such country up to, or equal to, $50,000 and (ii) an amount equal to 57% of the net selling price of Trogarzo® in such country on the portion of annual net sales of Trogarzo® in the European Territory that exceeds annual net sales of Trogarzo® in the European Territory of $50,000.
Initial and milestone payments
The TaiMed Agreement also provides for the following development, launch and sales milestones paid or to be paid by the Company to TaiMed:

-	An upfront payment of $3,000, which was paid through the issuance of 906,077 common shares of the Company on March 17, 2017;

-
An approval milestone payment representing 50% of the costs of the clinical trials and all associated development activities regulated by the EMA and incurred by TaiMed, if any, to obtain marketing approval of Trogarzo
®
in the European
Ter
r
itor
y
 countries, payable quarterly and equal to 5% of net sales recorded in each quarter;

-	A launch milestone payment of $10,000 payable to TaiMed as follows:

•	$5,000 one year after the first commercial sale of Trogarzo ® ; and

•	$5,000 one year after reaching net sales in the European Territory aggregating $50,000 over four consecutive quarters;

-	A milestone of $10,000 upon net sales in the European Territory aggregating $150,000 over four consecutive quarters;

-	A milestone of $20,000 upon net sales in the European Territory aggregating $500,000 over four consecutive quarters; and

-	A milestone of $50,000 upon net sales in the European Territory aggregating $1,000,000 over four consecutive quarters.

As a result of the TaiMed Agreement, the Company recorded as additions to intangible assets during 2017 an amount of $3,055, which comprise
s
the payment of $3,000 paid through the issuance of 906,077 common shares of the Company and $55 of acquisition costs.

The commercial milestone payments
 p
ayab
le in cash
 are accrued and recorded in the cost of the intangible asset when it is probable that they will be paid. The commercial milestone payments represent licence fee consideration and, therefore, will be added to the cost of the intangible asset. In order to demonstrate that the commercial milestone payment is probable, the product will need to have been launched and there should be a sufficient history of sales to have a reasonable expectation that the commercial milestone payments will be reached.
In 2019, the Company accrued and recorded the first $5,000 payable one year after the first commercial sale of Trogarzo
®
at a
present
 value of $4,557 as the Company determined that it was probable that the milestones would be achieved (note 16).
Oncology
p
latform
On February 25, 2019, the Company acquired Katana Biopharma Inc. (“Katana”). On May 21, 2019, Katana was wound up into the Company and then dissolved.
Katana (now the Company) is the worldwide exclusive licensee of a technology platform using peptides as a vehicle to specifically deliver existing cytotoxic agents to sortilin receptors, which are overexpressed on cancer cells. The license was entered into on February 25, 2019 with Transfert Plus, L.P. (“Transfert Plus”), an affiliate of Aligo Innovation, a university research company that commercializes the research results of universities and other institutional partners from various areas of innovation, including life sciences (the “Licence Agreement”).
Under the terms of the acquisition agreement, the purchase price is also subject to two share-based milestone payments. The first milestone payment will occur when the first patient is enrolled in a Phase 1 clinical study. At that time, CAD2 million will be paid through the issuance of common shares of the Company.
The second milestone payment of CAD2.3 million will occur when the proof of concept is demonstrated in human subjects and will be satisfied through the issuance of common shares of the Company.
This acquisition was accounted for as an asset acquisition. The Company recorded additions to intangible assets during 2019 of $3,073, which comprised
the payment at closing of $1,965 in cash, $5 through the issuance of 900 common shares of the Company, the estimated fair value of the share-based contingent consideration o
f
 $1,028, and $75 of acquisition costs. As the share-based payment
s
are equity settled, the Company recognized a corresponding increase in equity
,

and no remeasurement of the fair value will
occur regardless of whether the milestones are achieved
. Since the common shares have not been issued yet, the increase in equity is recorded in contributed surplus. Upon the issuance of the common shares, this amount will be reclassified to
share capital. The intangible asset is currently not being amortized. Amortization will begin when the asset is available for use.
In
August 2019
, the acquisition agreement was amended to provide for an adjustment to the purchase price of CAD
1.08
 million in the event the Company could indirectly benefit from a CAD
1.2
 million subsidy in connection with its research and development activities. The subsidy was granted in
October 2019
. The adjustment will be payable in two installments. The first installment of CAD
500

thousand was
paid in
 cash in

October 2019
, whereas the second installment of CAD
580
thousand
will be paid at the same time as the CAD
2.3
 million milestone referred to above
is achieved
and will be satisfied through the issuance of common shares of the Company. The cash payment of $
376
(CAD
500

thousand)
was recognized as
an ad
dition to
intangible assets during
2019
.
Under the Licen
c
e Agreement, Katana (now the Company) obtained the exclusive worldwide rights to develop, make, have made, use, sell, offer to sell, distribute, commercialize and import the technology related to the technology platform that uses peptides as a vehicle to deliver cytotoxic agents to sortilin receptors
,
which are overexpressed on cancer cells.
Annual maintenance fees amount to CAD25 thousand for the first five
years and CAD100 thousand thereafter, until royalties become payable beginning with the first commercial sale of a product developed using the licen
c
ed technology.
The royalties payable under the Licen
c
e Agreement vary between 1%
and
2.5% on net sales of a product based on the licen
c
ed technology. If the Company enters into a sublicen
c
e agreement, it must then pay amounts varying between 5%
and
 15% of revenues received from such sublicen
c
e agreement.
The Company must also pay Transfert Plus the following milestone payments upon the occurrence of the following development milestones for the first product developed in the field of oncology:

(i)	First milestone payment: CAD50 thousand upon the successful enrolment of the first patient in the first Phase 1 human clinical trial;

(ii)	Second milestone payment: CAD100 thousand upon the successful enrolment of the first patient in the first Phase 2 human clinical trial;

(iii)	Third milestone payment: CAD200 thousand upon the successful enrolment of the first patient in the first Phase 3 human clinical trial.

Also, the Company must pay CAD200 thousand for each product upon receiving the first approval for such product by a regulatory authority. The approval shall entitle the holder thereof to commercialize the product in the territory in which the approval was obtained.
The Company must also pay Transfert Plus the same milestone payments upon the occurrence of any of those development milestones for the first product developed outside the field of oncology.